CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Subscriptions receivable	Retained earnings	Preferred units Member Units	Common units Member Units	Class C common units Member Units
Balance at Dec. 31, 2009	$ 48,900	$ (1,661)	$ 14,156	$ 35,960	$ 445
Balance (in shares) at Dec. 31, 2009				35,920
Capital:
Contributions	8,967	18		8,949
Contributions (in shares)				9,953
Advances to unit holders	(2,027)		(2,027)
Redemptions	(224)	209	(6)	(427)
Redemptions (in shares)				(542)
Unit-based compensation expense	1,311	20			1,291
Unit-based compensation expense (in shares)				40	715
Net income	33,042		33,042
Balance at Dec. 31, 2010	89,969	(1,414)	45,165	44,482	1,736
Balance (in shares) at Dec. 31, 2010				45,371	715
Capital:
Contributions	18,908	(16,288)		35,196
Contributions (in shares)				35,265
Contributions and concurrent distributions			(14,968)	14,968
Contributions and concurrent distributions (in shares)				14,999
Redemptions	(131)	61	81	(273)
Redemptions (in shares)				(662)
Stock subscription		(1,709)		1,709
Subscriptions (in shares)				1,709
Distributions		(543)		543
Draws	(646)	(25)	(290)	(331)
Unit-based compensation expense	1,116		35	80	1,001
Unit-based compensation expense (in shares)					3,849
Net income	14,699		14,699
Balance at Dec. 31, 2011	123,915	(19,918)	44,722	96,374	2,737
Balance (in shares) at Dec. 31, 2011				96,682	4,564
Capital:
Collection of subscriptions receivable	15,058	15,058
Redemptions	(6)	143	(24)	(125)
Redemptions (in shares)				(125)
Distributions	(15,847)		(15,847)
Unit-based compensation expense	20,307	(125)		899	19,158	375
Unit-based compensation expense (in shares)				125	5,350	367
Net income	118,323		118,323
Balance at Dec. 31, 2012	$ 261,750	$ (4,842)	$ 147,174	$ 97,148	$ 21,895	$ 375
Balance (in shares) at Dec. 31, 2012				96,682	9,914	367